Organization and Summary of Significant Accounting Policies - Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Organization and Summary of Significant Accounting Policies
Net Income (Loss)	$ (3,377)	$ 8,914	$ (3,462)	$ (7,750)	$ (15,515)	$ (7,509)	$ 2,075	$ (30,774)	$ (35,404)	$ 28,619
Basic and diluted shares
Weighted-average Class A Common Stock outstanding, basic	50,933,020			48,426,206			50,788,811	47,804,228	48,138,393	47,500,000
Weighted-average Class A Common Stock outstanding, diluted	50,933,020			48,426,206			50,788,811	47,804,228	48,138,393	47,500,000
(Loss) Income per share for Class A Common Stock
(Loss) Income per share for Class A common stock - Basic	$ (0.07)			$ (0.16)			$ 0.04	$ (0.64)	$ (0.74)	$ 0.60
(Loss) Income per share for Class A common stock - Diluted	$ (0.07)			$ (0.16)			$ 0.04	$ (0.64)	$ (0.74)	$ 0.60
Class A common stock
Basic and diluted shares
Weighted-average Class A Common Stock outstanding, basic									48,138,393	47,500,000
Weighted-average Class A Common Stock outstanding, diluted									48,398,623	47,500,000
(Loss) Income per share for Class A Common Stock
(Loss) Income per share for Class A common stock - Basic									$ (0.74)	$ 0.60